Allowance for Loan Losses (Details Textual) (USD $) In Thousands, unless otherwise specified										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Home equity loans [Member]	Dec. 31, 2011 Home equity loans [Member]	Dec. 31, 2012 Commercial and agricultural loans [Member]	Dec. 31, 2011 Commercial and agricultural loans [Member]	Dec. 31, 2012 Other consumer loans [Member]	Dec. 31, 2011 Other consumer loans [Member]	Dec. 31, 2012 1-4 family residential loans [Member] Contract	Dec. 31, 2011 1-4 family residential loans [Member] Contract	Dec. 31, 2012 Owner occupied commercial real estate [Member] Contract
Allowance for Loan Losses (Textual) [Abstract]
Loans collectively evaluated for impairment	$ 1,994,671	$ 991,930		$ 250,573	$ 222,520	$ 213,019	$ 5,939	$ 79,134	$ 9,360
Loans collectively evaluated for impairment, net of unamortized purchase discounts					16,013		1,154		85
Loans individually evaluated for impairment	4,909	763								3,153	763	1,756
Allowance for loan losses, Individually Evaluated for Impairment	38									0	0
Number of loan contracts										1	2	2
Allowance for Loan Losses, Purchased Credit-Impaired	39,820	26,317	0
Allowance for Loan Losses	$ 17,404	$ 8,432